Average Annual Total Returns{- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund Retail PRO-13 - Fidelity® Stock Selector Small Cap Fund	Fidelity Stock Selector Small Cap Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Stock Selector Small Cap Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Stock Selector Small Cap Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector Small Cap Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	21.72%	13.36%	11.18%	21.30%	11.59%	9.76%	13.13%	10.26%	8.84%	19.96%	13.26%	11.20%